Average Annual Total Returns - Global Real Estate Securities Fund	May 01, 2021
FTSEEPRANAREITDevelopedRealEstateIndexnetoftaxondividendsfromforeignholdingsreflectsnodeductionforfeesorexpenses [Member]
Average Annual Return:
1 Year	(9.04%)
5 Years	3.74%
10 Years	5.44%
MSCI World Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	15.90%
5 Years	12.19%
10 Years	9.87%
Global Real Estate Securities Fund
Average Annual Return:
1 Year	(5.18%)
5 Years	4.61%
10 Years	5.88%